Note 11. Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Operating Leases, Rent Expense	$ 716,000	$ 718,000	$ 758,000